Business Acquisition Payable	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Business Acquisition Payable
NOTE 18 - BUSINESS ACQUISITION PAYABLE

	December 31, 2021	December 31, 2020

Opening balance	$2,439,529	$1,043,314

Contingent consideration changes related to CSA (Note 17)	(853,308)	879,066

Contingent consideration changes related to kanepi (Note 17)	(171,092)	568,638

Effect of foreign exchange differences	(16,157)	(51,489)

	1,398,972	2,439,529

Current portion	1,398,972	1,594,297

Non-current portion	—	845,232

	$1,398,972	$2,439,529
During the year ended December 31, 2021, the Company determined that the amount of the contingent consideration recognized at the date of acquisition of Construction Systems Associates, Inc. USA (“CSA”) would not be payable as the operational performance metrics were not expected to be achieved. In addition, the fair value of the contingent consideration recognized at the date of acquisition for kanepi Group Pty Ltd. and its subsidiaries (“kanepi”) was remeasured based on management’s estimate of the likelihood the performance metrics would be met by October 2022, resulting in a decrease in fair value and an offsetting amount recognized as other income.
At December 31, 2021, $383,368 of contingent consideration payable remains associated with the kanepi acquisition. The remaining balance of $1,015,604 relates to the acquisition consideration payable associated with the Field Diagnostic Services, Inc. (“FDSI”) acquisition completed in 2017.